Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Verrica Pharmaceuticals Inc. (the “Company”) is filing the accompanying revised Proxy Statement on Schedule 14A to (i) include certain Inline eXtensible Business Reporting Language data tagging relating to the Company’s disclosure of its policies and practices related to the grant of certain equity awards, which was inadvertently omitted from the original Proxy Statement, (ii) correct the number of shares outstanding and eligible to vote on the record date, which was inadvertently incorrectly specified on pages 1 and 6 of the original Proxy Statement and (iii) correct the number of shares that must be present in person or represented by proxy at the Annual Meeting (as defined below) to have a quorum, which was inadvertently incorrectly specified on page 6 of the original Proxy Statement. There are no other modifications or updates to any disclosures included in the original Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Verrica Pharmaceuticals Inc.
Entity Central Index Key	0001660334